Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Long-Term Debt

11. Long-term debt

Long-term debt consists of the following at year-end:

	2012	2011

2019 Notes	$306,798	$306,532
2016 Notes	331,859	214,248
Capital lease obligations	9,121	5,171
Other long-term borrowings	3,824	2,971
Total	651,602	528,922
Current portion of long-term debt	1,634	2,971
Long-term debt, excluding current portion	$649,968	$525,951

     In October 2009, ADBV issued senior notes for an aggregate principal amount of $450,000 at a price of 99.136% (the "2019 Notes"). The 2019 Notes mature on October 1, 2019 and bear interest of 7.5% per year. Periodic payments of principal are not required under the 2019 Notes. Interest is paid semi-annually. The Company incurred $8,928 of financing costs related to this issuance, which were capitalized as deferred financing costs and are being amortized over the life of the notes.

     On July 18, 2011 the Company redeemed 31.42% or $141,400 of the outstanding principal amount of its 2019 Notes at a redemption price of 107.5% plus accrued and unpaid interest. As a result, the Company incurred a loss of $13,933, including $2,319 related to the accelerated amortization of deferred financing costs and $1,009 related to the accelerated accretion of the original discount.

     Interest expense related to the 2019 Notes was $23,145, $28,948 and $33,750 during fiscal year 2012, 2011 and 2010, respectively. Amortization of deferred financing costs related to the 2019 Notes (including the accelerated amortization as a result of the redemption in 2011) amounted to $610, $3,067 and $979 for fiscal year 2012, 2011 and 2010, respectively. Accretion of the original discount related to the 2019 Notes (including the acceleration accretion as a result of the redemption in 2011) totaled $266, $1,335 and $387 for fiscal year 2012, 2011 and 2010, respectively. Loss from the partial redemption of the 2019 Notes at a price higher than the nominal value amounted to $10,605 in 2011. These charges are included within "Net interest expense" in the consolidated statements of income.

     The 2019 Notes are redeemable at the option of the Company at any time at the applicable redemption prices set forth in the indenture governing the 2019 Notes. The 2019 Notes are fully and unconditionally guaranteed on a senior unsecured basis by the majority of the Company's subsidiaries. The 2019 Notes rank equally with all of the Company's unsecured and unsubordinated indebtedness and are effectively junior to all secured indebtedness of the Company. The indenture governing the 2019 Notes imposes certain restrictions on the Company and its subsidiaries, including some restrictions on their ability, with certain permitted exceptions, to: incur additional indebtedness, pay dividends or redeem, repurchase or retire the Company's capital stock, make investments, create liens, create limitations on the ability of the Company's subsidiaries to pay dividends, make loans or transfer property to the Company, engage in transactions with affiliates, sell assets including the capital stock of the subsidiaries, and consolidate merge or transfer assets.

The 2019 Notes are listed on the Luxembourg Stock Exchange and trade on the Euro MTF Market.

2016 Notes

     On July 13, 2011 the Company issued R$ 400 million of Brazilian reais notes due 2016 in a private placement (the "Brazilian notes" or "2016 Notes"). The Brazilian notes bear interest of 10.25% per year, payable semi-annually beginning on January 13, 2012. The proceeds from the offering were used by the Company to satisfy its capital expenditure program, including opening and reimaging restaurants, and for general corporate purposes.

     In addition, on April 24, 2012, the Company issued an additional R$275 million aggregate principal amount of the 2016 Notes at a price of 102.529%. The proceeds from the offering are being used by the Company to satisfy its capital expenditure program and for general corporate purposes.

     The Brazilian notes mature on July 13, 2016 and are fully and unconditionally guaranteed on a senior unsecured basis by certain of the Company's subsidiaries. The Company incurred $3,699 of financing costs related to these issuances, which were capitalized as deferred financing costs and are being amortized over the life of the notes.

     Interest expense related to the Brazilian notes was $30,051 and $11,119 for fiscal year 2012 and 2011, respectively. Amortization of deferred financing costs related to the Brazilian notes amounted to $704 and $250 for fiscal year 2012 and 2011, respectively. These charges are included with "Net interest expense" in the consolidated statements of income.

     The 2016 Notes are fully and unconditionally guaranteed on a senior unsecured basis by certain of the Company's subsidiaries. The 2016 Notes and guarantees (i) are senior secured obligations and rank equal in right of payment with all of the Company's and guarantors' existing and future senior unsecured indebtedness; (ii) will be effectively junior to all of Company's and guarantors' existing and future secured indebtedness to the extent of the value of the Company's assets securing that indebtedness; and (iii) are structurally subordinated to all obligations of the Company's subsidiaries that are not guarantors.

     The indenture governing the 2016 Notes limits the Company's and its subsidiaries' ability to, among other things, (i) create liens; (ii) enter into sale and lease-back transactions; and (iii) consolidate, merge or transfer assets. These covenants are subject to important qualifications and exceptions. The indenture governing the 2016 Notes also provides for events of default, which, if any of them occurs, would permit or require the principal, premium, if any, and interest on all of the then-outstanding 2016 Notes to be due and payable immediately.

The 2016 Notes are listed on the Luxembourg Stock Exchange and trade on the Euro MTF Market.

Other required disclosures

At December 31, 2012, future payments related to the Company's long-term debt are as follows:

	Principal	Interest	Total
2013	$1,633	$57,918	$59,551
2014	3,167	57,722	60,889
2015	2,707	57,398	60,105
2016	329,960	57,219	387,179
2017	443	23,447	23,890
Thereafter	312,645	48,850	361,495
Total payments	650,555	302,554	953,109
Interest	-	(302,554)	(302,554)
Discount on 2019 Notes	(1,802)	-	(1,802)
Premium on 2016 Notes	2,849	-	2,849
Long-term debt	$651,602	$-	$651,602